INCOME TAX - Reconciliation of Statutory Tax Rate to Effective Tax Rate (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)
Statutory Dutch income tax rate reconciled to the company's effective income tax rate
Expected provision at Dutch statutory income tax rate of 25%	$ 59.0	₽ 3,396	₽ 2,776	₽ 3,399
Effect of:
Tax on dividends	15.1	872	449	529
Non-deductible share-based compensation	18.2	1,048	848	653
Other expenses not deductible for tax purposes	10.6	612	374	315
Accrual of unrecognized tax benefit	3.9	227	944	(64)
Difference in foreign tax rates	(23.1)	(1,331)	(1,460)	(1,153)
Other	(4.0)	(230)	248	3
Change in valuation allowance	5.8	332	145	235
Provision for income taxes	$ 85.5	₽ 4,926	₽ 4,324	₽ 3,917